Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
There are three levels of inputs that may be used to measure fair value based on the following hierarchy:
•Level 1 - Quoted prices in active markets for identical assets or liabilities
•Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities
•Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following is a description of the valuation techniques used for assets measured at fair value for the years ended December 31, 2025 and 2024:
•Registered investment companies, SCI common stock, and self-directed accounts are valued at the market value of shares held at year end.
•The investments held in common/collective trust funds are valued by the trustee of the funds based upon the net asset value of the underlying investments.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation techniques are appropriate and consistent with other market participants, the use of different techniques or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There was no change in methodology for the years ended December 31, 2025 and 2024. There were no significant transfers in and/or out of the fair value categories during fiscal 2025 or 2024.
The fair value of investments are categorized as follows:

	Fair Value Hierarchy Level	December 31,
		2025	2024
Registered investment companies	1	$124,058,419	$100,849,035
SCI common stock	1	168,031,558	186,065,538
Self-directed accounts	1	66,354,448	53,633,682
Interest-bearing cash	1	3,633	1,740
Total investments, at fair value		358,448,058	340,549,995
Common/collective trust funds (a)		1,560,376,954	1,381,592,102
Total investments, at net asset value		1,560,376,954	1,381,592,102
Total investments		$1,918,825,012	$1,722,142,097
(a) This category includes investments in highly diversified funds designed to remain appropriate for investors in terms of risk throughout a variety of life circumstances.
For investments measured at net asset value there are no unfunded commitments. Investments may be redeemed daily with no notice period.